Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Investor Class
Account Value [Line Items]
Account Value	$ 17,731	$ 13,738	$ 13,461	$ 11,708	$ 8,714	$ 10,321	$ 9,185	$ 9,845	$ 9,912
Class I
Account Value [Line Items]
Account Value	$ 1,660,235	1,281,196	1,250,139	1,083,274	803,141	947,567	839,658	897,060	899,575	$ 848,504	$ 1,000,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 30,697	22,242	20,193	23,649	16,548	15,083	13,193	12,290	9,941
Alerian MLP Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alerian MLP Total Return Index
Account Value	$ 17,387	14,219	12,194	9,367	5,044	8,775	9,371	9,308	9,634
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 3,395,049	2,459,876	2,233,351	2,615,504	1,830,125	1,668,140	1,459,106	1,359,252	1,099,431	1,051,995	1,000,000
Alerian MLP Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alerian MLP Total Return Index
Account Value	$ 1,239,140	$ 1,013,345	$ 869,072	$ 667,550	$ 359,483	$ 625,392	$ 667,844	$ 663,362	$ 686,608	$ 699,187	$ 1,000,000